Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income (loss) from continuing operations	$ 1,153,290	$ (146,417)
Net loss from discontinued operations	(3,747,034)	(1,525,935)
Net loss	(2,593,744)	(1,672,352)
Adjustments for non-cash items:
Loss on loss of control of Bophelo Bio, net of cash surrendered	2,571,054
Gain on bargain purchase	(12,760,356)
Share based payments to social development trust	2,174,908
Depreciation and amortization	1,685,038	152,421
Change in fair value of financial asset at fair value through profit or loss	472,311
Stock-based compensation	576,340
Non-cash interest expense	122,829	144,747
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(118,397)	(4,959)
Prepayments	(932,981)	109,855
Inventory		625
Trade and other payables	330,065	248,545
Increase in due to related parties	119,212
Cash flows used in operating activities	(8,353,721)	(1,021,118)
Cash flows from investing activities:
Acquisition of Holigen, net of cash acquired and holdback	(2,366,593)
Purchase of financial assets	(801,160)
Additions to property, plant and equipment	(263,391)	(545,870)
Cash surrendered on loss of control of Bophelo Bio Sciences	(800,794)
Cash flows used in investing activities	(4,231,938)	(545,870)
Cash flows from financing activities:
Proceeds from IPO, net of costs	14,654,593
Proceeds from private placement, net of costs	278,482
Advances from related party		37,812
Loans received	495,665	3,988,898
Loans repaid	(189,892)
Lease payments	(596,522)	(530,811)
Cash flows provided by financing activities	14,642,326	3,495,899
Net increase in cash and cash equivalents	2,056,667	1,928,909
Effects of exchange rate changes on cash and cash equivalents	(1,148,913)	24,922
Cash and cash equivalents at the beginning of the period	3,495,460	13,504
Cash and cash equivalents at the end of the period	$ 4,403,214	$ 1,967,335